Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Long Investments 512.9%
Common Stocks 503.6%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings, Inc.(1)	30,072	$1,412,181
Boeing Co. (The)(2)	189	48,142
HEICO Corp.(3)	2,092	263,173
Howmet Aerospace, Inc.(2),(3)	25,859	830,850
Huntington Ingalls Industries, Inc.(1),(3)	131	26,966
L3Harris Technologies, Inc.(1),(3)	9,548	1,935,189
Lockheed Martin Corp.(1)	1,678	620,021

		5,136,522

Air Freight & Logistics 1.9%
C.H. Robinson Worldwide, Inc.(1)	1,211	115,566
Echo Global Logistics, Inc.(2),(3)	6,293	197,663
FedEx Corp.(1),(3)	3,376	958,919
Forward Air Corp.(1),(3)	21,550	1,913,856
Hub Group, Inc., Class A(2),(3)	21,622	1,454,728
XPO Logistics, Inc.(1),(2),(3)	12,558	1,548,401

		6,189,133

Airlines 2.5%
Alaska Air Group, Inc.(2)	4,186	289,713
Azul S.A., ADR(2),(3),(4)	20,607	416,056
Delta Air Lines, Inc.(1),(2)	5,860	282,921
JetBlue Airways Corp.(1),(2),(3)	4,195	85,326
Ryanair Holdings PLC, ADR(2),(3),(4)	20,733	2,384,295
Southwest Airlines Co.(1),(2),(3)	57,401	3,504,905
United Airlines Holdings, Inc.(1),(2),(3)	19,878	1,142,985

		8,106,201

Auto Components 0.9%
Adient PLC(2),(3),(4)	12,439	549,804
American Axle & Manufacturing Holdings, Inc.(2)	25,116	242,620
BorgWarner, Inc.	4,186	194,063
Cooper Tire & Rubber Co.(3)	10,300	576,594
Dana, Inc.(1),(3)	29,739	723,550
Magna International, Inc.(3),(4)	3,774	332,263
QuantumScape Corp.(1),(2),(3)	8,392	375,542

		2,994,436

Automobiles 2.5%
General Motors Co.(1),(2),(3)	130,405	7,493,071
Stellantis N.V.(4)	8,372	148,938
Tesla, Inc.(2),(3)	394	263,165

		7,905,174

Banks 23.6%
Bank of America Corp.	14,651	566,847
BankUnited, Inc.(3)	34,742	1,526,911
Banner Corp.(3)	31,783	1,694,987
CIT Group, Inc.(1)	1,281	65,984
Citigroup, Inc.	2,872	208,938
Citizens Financial Group, Inc.(1),(3)	61,250	2,704,188
Commerce Bancshares, Inc.(1)	29,417	2,253,636
East West Bancorp, Inc.(3)	66,061	4,875,302
Fifth Third Bancorp(1),(3)	88,464	3,312,977
First BanCorp(1),(4)	146,215	1,646,381
First Citizens BancShares, Inc., Class A(3)	515	430,422
First Horizon Corp.(1),(3)	190,629	3,223,536
First Republic Bank(1),(3)	9,760	1,627,480
Home BancShares, Inc.(1),(3)	58,855	1,592,028
Huntington Bancshares, Inc.(1),(3)	197,110	3,098,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Banks
International Bancshares Corp.(3)	37,231	1,728,263
M&T Bank Corp.(1),(3)	36,689	5,562,419
Pinnacle Financial Partners, Inc.(1),(3)	24,987	2,215,348
Popular, Inc.(4)	25,213	1,772,978
Prosperity Bancshares, Inc.(1),(3)	31,510	2,359,784
Signature Bank(3)	35,971	8,133,043
Sterling Bancorp(1),(3)	138,969	3,199,066
SVB Financial Group(2),(3)	9,435	4,657,682
Texas Capital Bancshares, Inc.(2),(3)	20,596	1,460,668
Triumph Bancorp, Inc.(2)	12,558	971,864
Truist Financial Corp.(3)	38,185	2,226,949
Umpqua Holdings Corp.(1),(3)	62,020	1,088,451
Wells Fargo & Co.(3)	169,834	6,635,414
Zions Bancorp NA(3)	87,140	4,789,215

		75,629,330

Beverages 9.2%
Coca-Cola Co. (The)(3)	201,552	10,623,806
Coca-Cola European Partners PLC(3),(4)	102,758	5,359,857
Molson Coors Beverage Co., Class B(1),(2)	37,732	1,929,992
PepsiCo, Inc.(1),(3)	79,848	11,294,499
Primo Water Corp.(1),(3),(4)	9,384	152,584

		29,360,738

Biotechnology 7.1%
AbbVie, Inc.(1)	12,857	1,391,385
ACADIA Pharmaceuticals, Inc.(2),(3)	12,026	310,271
Acceleron Pharma, Inc.(1),(2),(3)	10,858	1,472,453
Achilles Therapeutics PLC(2),(4)	1,731	28,648
Albireo Pharma, Inc.(2),(3)	700	24,675
Alder Biopharmaceuticals, Inc.(1),(2),(3)	6,157	5,541
Aldeyra Therapeutics, Inc.(1),(2),(3)	36,279	430,995
Alexion Pharmaceuticals, Inc.(2),(3)	44,245	6,765,503
Applied Genetic Technologies Corp.(1),(2)	1,915	9,709
Argenx SE, ADR(1),(2),(3),(4)	1,119	308,161
Arrowhead Pharmaceuticals, Inc.(1),(2),(3)	206	13,660
Ascendis Pharma A/S, ADR(2),(3),(4)	2,907	374,654
Aurinia Pharmaceuticals, Inc.(2),(3),(4)	12,903	167,545
Autolus Therapeutics PLC, ADR(2),(4)	2,669	15,293
AVEO Pharmaceuticals, Inc.(2)	10,068	73,698
BELLUS Health, Inc.(2),(4)	1,634	6,275
Biohaven Pharmaceutical Holding Co., Ltd.(1),(2),(3),(4)	30,983	2,117,688
BioMarin Pharmaceutical, Inc.(1),(2)	1,791	135,238
Bioxcel Therapeutics, Inc.(1),(2),(3)	7,021	303,026
Deciphera Pharmaceuticals, Inc.(1),(2)	2,127	95,375
Dynavax Technologies Corp.(1),(2)	4,603	45,247
Eiger BioPharmaceuticals, Inc.(1),(2)	44,969	397,976
Epizyme, Inc.(1),(2)	3,647	31,765
Esperion Therapeutics, Inc.(1),(2)	4,192	117,586
Exact Sciences Corp.(1),(2)	2,959	389,937
Exelixis, Inc.(1),(2),(3)	11,023	249,010
Fate Therapeutics, Inc.(1),(2),(3)	5,147	424,370
Galecto, Inc.(2)	8,593	52,202
Galera Therapeutics, Inc.(2)	3,707	32,696
Global Blood Therapeutics, Inc.(1),(2)	6,880	280,360
Heron Therapeutics, Inc.(1),(2)	1,103	17,880
Incyte Corp.(2),(3)	951	77,288
Insmed, Inc.(1),(2),(3)	8,664	295,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Biotechnology
Ionis Pharmaceuticals, Inc.(1),(2)	419	18,838
Iovance Biotherapeutics, Inc.(1),(2),(3)	13,002	411,643
Karyopharm Therapeutics, Inc.(1),(2)	9,970	104,884
Legend Biotech Corp., ADR(1),(2),(3),(4)	4,101	119,011
Merus N.V.(2),(3),(4)	1,790	37,393
Mirati Therapeutics, Inc.(2),(3)	383	65,608
Molecular Templates, Inc.(2),(3)	16,758	211,486
Neurocrine Biosciences, Inc.(1),(2)	4,075	396,294
Regeneron Pharmaceuticals, Inc.(1),(2),(3)	2,511	1,188,055
Rigel Pharmaceuticals, Inc.(1),(2)	49,686	169,926
Rocket Pharmaceuticals, Inc.(1),(2),(3)	7,856	348,571
Sage Therapeutics, Inc.(1),(2)	328	24,551
Seagen, Inc.(2),(3)	3,701	513,921
Turning Point Therapeutics, Inc.(1),(2),(3)	2,616	247,447
Twist Bioscience Corp.(1),(2),(3)	425	52,641
United Therapeutics Corp.(1),(2)	3,177	531,417
Vertex Pharmaceuticals, Inc.(2),(3)	9,115	1,958,722
Zymeworks, Inc.(2),(3),(4)	1,160	36,633

		22,898,247

Building Products 2.1%
Builders FirstSource, Inc.(1),(2),(3)	17,353	804,658
Carrier Global Corp.(3)	6,249	263,833
Fortune Brands Home & Security, Inc.(1),(3)	21,102	2,021,994
Trane Technologies PLC(1),(3),(4)	21,999	3,642,154
Trex Co., Inc.(1),(2),(3)	1,363	124,769

		6,857,408

Capital Markets 3.3%
BlackRock, Inc.(1),(3)	7,452	5,618,510
Blucora, Inc.(2),(3)	80,367	1,337,307
Franklin Resources, Inc.(1),(3)	1,012	29,955
Northern Trust Corp.(1),(3)	33,562	3,527,702
State Street Corp.(3)	347	29,151

		10,542,625

Chemicals 6.3%
Albemarle Corp.(1)	2,124	310,338
Ashland Global Holdings, Inc.(3)	24,372	2,163,502
CF Industries Holdings, Inc.(3)	714	32,401
Danimer Scientific, Inc.(2),(3)	97,702	3,688,251
DuPont de Nemours, Inc.(1)	1,103	85,240
Ecolab, Inc.	2,930	627,225
Huntsman Corp.(3)	6,378	183,878
Ingevity Corp.(2),(3)	254	19,185
Linde PLC(1),(4)	4,109	1,151,095
LyondellBasell Industries N.V., Class A(3),(4)	16,848	1,753,034
Mosaic Co. (The)(1)	1,217	38,469
Scotts Miracle-Gro Co. (The)(1),(3)	15,720	3,850,928
Sherwin-Williams Co. (The)(1),(3)	2,946	2,174,178
Tronox Holdings PLC, Class A(1),(3),(4)	13,753	251,680
Westlake Chemical Corp.(1),(3)	41,967	3,726,250

		20,055,654

Commercial Services & Supplies 2.1%
Driven Brands Holdings, Inc.(2),(3)	18,065	459,212
PureCycle Technologies, Inc.(2),(3)	62,575	1,595,663
Waste Connections, Inc.(3),(4)	8,435	910,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Commercial Services & Supplies
Waste Management, Inc.(1),(3)	28,981	3,739,129

		6,704,815

Communications Equipment 17.3%
Applied Optoelectronics, Inc.(2)	95,872	801,490
Arista Networks, Inc.(1),(2),(3)	37,035	11,180,496
Calix, Inc.(1),(2),(3)	126,064	4,369,378
Ciena Corp.(1),(2),(3)	116,677	6,384,565
Cisco Systems, Inc.(1),(3)	116,760	6,037,660
CommScope Holding Co., Inc.(1),(2),(3)	932,938	14,329,928
F5 Networks, Inc.(2),(3)	30,209	6,302,201
Juniper Networks, Inc.(1)	151,200	3,829,896
Nokia Oyj, ADR(2),(4)	362,855	1,436,906
Telefonaktiebolaget LM Ericsson, ADR(3),(4)	53,193	701,616

		55,374,136

Construction & Engineering 2.1%
AECOM(2),(3)	23,154	1,484,403
Dycom Industries, Inc.(2),(3)	10,481	973,161
MasTec, Inc.(1),(2),(3)	26,955	2,525,684
Quanta Services, Inc.(1),(3)	19,680	1,731,446

		6,714,694

Construction Materials 1.1%
Eagle Materials, Inc.(2),(3)	5,788	777,965
Hayward Holdings, Inc.(2),(3)	13,660	230,581
Martin Marietta Materials, Inc.(3)	2,723	914,438
Vulcan Materials Co.(1),(3)	8,969	1,513,518

		3,436,502

Consumer Finance 5.6%
Capital One Financial Corp.(3)	41,855	5,325,212
Encore Capital Group, Inc.(1),(2)	54,643	2,198,288
Kaspi.KZ JSC, GDR(4)	9,844	698,924
LendingClub Corp.(2),(3)	125,580	2,074,581
Santander Consumer USA Holdings, Inc.(3)	100,464	2,718,556
Synchrony Financial(1),(3)	122,099	4,964,545

		17,980,106

Containers & Packaging 0.4%
Berry Global Group, Inc.(2),(3)	20,975	1,287,865

Distributors 0.1%
Pool Corp.(1),(3)	1,282	442,598

Diversified Consumer Services 0.2%
Coursera, Inc.(2)	6,141	276,345
WW International, Inc.(1),(2),(3)	15,333	479,616

		755,961

Diversified Financial Services 15.8%
26 Capital Acquisition Corp.(2)	215,754	2,166,170
Advanced Merger Partners, Inc.(2)	11,014	110,140
Aequi Acquisition Corp., Class A(2)	26,623	256,912
Aequi Acquisition Corp.(2)	74,380	743,800
Altimar Acquisition Corp. II(2),(4)	8,894	90,718
Altimar Acquisition Corp. III(2),(4)	11,012	110,120
Alussa Energy Acquisition Corp., Class A(2),(4)	8,869	88,690
Anzu Special Acquisition Corp. I(2),(3)	22,029	219,849
Apollo Strategic Growth Capital II(2),(3),(4)	8,891	88,732
Artius Acquisition, Inc., Class A(2),(3),(4)	10,827	109,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Atlas Crest Investment Corp. II(2)	15,220	152,276
Bespoke Capital Acquisition Corp., Class A(2),(4)	102,213	1,018,041
BlueRiver Acquisition Corp.(2),(4)	11,353	113,189
Carney Technology Acquisition Corp. II(2),(3)	15,142	152,329
CF Acquisition Corp. IV(2),(3)	5,404	54,202
Churchill Capital Corp. II, Class A(2),(3)	11,503	115,030
Churchill Capital Corp. VI(2),(3)	22,217	223,503
Churchill Capital Corp. VII(2),(3)	35,848	357,405
Class Acceleration Corp.(2)	12,773	126,453
CM Life Sciences II, Inc.(2)	358,587	4,589,914
CM Life Sciences, Inc., Class A(2),(3)	550,998	8,204,360
Cohn Robbins Holdings Corp., Class A(2),(3),(4)	12,896	126,768
DHC Acquisition Corp.(2),(4)	11,495	114,835
dMY Technology Group, Inc. IV(2)	4,407	44,247
ECP Environmental Growth Opportunities Corp.(2)	11,125	112,140
Edify Acquisition Corp.(2)	17,600	175,120
Epiphany Technology Acquisition Corp.(2)	9,733	97,622
Forest Road Acquisition Corp. II(2)	11,141	110,964
Fortress Capital Acquisition Corp.(2),(4)	12,769	127,818
Fortress Value Acquisition Corp. III(2)	11,833	118,567
Fortress Value Acquisition Corp. IV(2),(3)	5,653	55,965
Frazier Lifesciences Acquisition Corp.(2),(4)	5,986	60,818
Freedom Acquisition I Corp.(2),(4)	21,947	218,921
GigCapital4, Inc.(2)	6,338	62,556
Global Partner Acquisition Corp. II(2),(4)	11,965	118,453
Global Synergy Acquisition Corp.(2),(4)	9,711	96,722
GO Acquisition Corp.(2),(3)	6,396	64,855
Golden Falcon Acquisition Corp.(2)	7,155	71,908
Good Works Acquisition Corp.(2)	460,334	4,985,417
Gores Holdings VII, Inc.(2),(3)	15,366	153,045
Gores Technology Partners II, Inc.(2),(3)	30,843	307,792
Gores Technology Partners, Inc.(2)	22,031	220,530
Hamilton Lane Alliance Holdings I, Inc.(2)	8,097	80,606
HealthCor Catalio Acquisition Corp., Class A(2),(4)	3,564	35,640
Hennessy Capital Investment Corp. V(2)	12,163	123,090
Horizon Acquisition Corp. II, Class A(2),(3),(4)	2,371	24,184
Hudson Executive Investment Corp. II(2)	11,787	115,630
Hudson Executive Investment Corp. III(2),(3)	17,365	172,261
HumanCo Acquisition Corp., Class A(2)	330,999	3,293,440
HumanCo Acquisition Corp.(2)	100,339	1,058,576
Isos Acquisition Corp.(2),(4)	22,027	219,384
Kismet Acquisition One Corp.(2),(4)	9,201	91,090
Landcadia Holdings III, Inc., Class A(2),(3)	6,554	65,606
Lazard Growth Acquisition Corp. I(2),(3),(4)	11,114	111,140
Leo Holdings III Corp.(2),(4)	21,246	208,211
Live Oak Mobility Acquisition Corp.(2)	11,014	109,920
Locust Walk Acquisition Corp.(2)	12,833	129,074
Longview Acquisition Corp. II(2),(3)	19,391	194,686
MedTech Acquisition Corp., Class A(2)	3,801	36,718
MedTech Acquisition Corp.(2)	10,405	104,570
Motive Capital Corp.(2),(3),(4)	6,409	64,410
NextGen Acquisition Corp. II(2),(4)	6,858	67,894
Northern Star Investment Corp. II(2)	18,481	188,506
Northern Star Investment Corp. III(2)	22,029	219,189
Novus Capital Corp. II(2)	15,361	153,610
Oaktree Acquisition Corp. II(2),(4)	6,560	66,912
Orion Acquisition Corp.(2),(3)	22,029	220,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Pontem Corp.(2),(3),(4)	11,729	116,117
Power & Digital Infrastructure Acquisition Corp.(2)	11,114	111,696
Primavera Capital Acquisition Corp.(2),(3),(4)	6,996	71,709
Priveterra Acquisition Corp.(2)	11,117	110,503
PropTech Investment Corp. II(2)	11,512	115,408
Revolution Healthcare Acquisition Corp.(2),(3)	11,004	110,634
RMG Acquisition Corp. III(2),(3),(4)	10,454	104,017
Rotor Acquisition Corp.(2)	16,501	165,175
RXR Acquisition Corp.(2)	22,024	216,936
Science Strategic Acquisition Corp. Alpha(2)	18,481	183,701
ScION Tech Growth I(2),(3),(4)	11,013	110,681
ScION Tech Growth II(2),(4)	15,229	151,681
SCP & Co. Healthcare Acquisition Co.(2)	8,234	82,093
Senior Connect Acquisition Corp. I, Class A(2),(3)	1,645	15,989
Senior Connect Acquisition Corp. I(2),(3)	8,137	81,451
Silver Crest Acquisition Corp.(2),(4)	16,479	163,636
SilverBox Engaged Merger Corp. I(2)	10,933	108,346
Simon Property Group Acquisition Holdings, Inc.(2)	723,990	7,276,099
Social Leverage Acquisition Corp. I(2)	11,109	110,535
Spartacus Acquisition Corp.(2)	10,108	102,596
Spartan Acquisition Corp. III(2),(3)	22,234	223,007
Star Peak Corp. II, Class A(2),(3)	9,018	91,172
Supernova Partners Acquisition Co. II Ltd.(2),(4)	10,662	107,046
Sustainable Development Acquisition I Corp.(2)	4,447	44,248
SVF Investment Corp. 2, Class A(2),(4)	4,406	44,501
SVF Investment Corp. 3, Class A(2),(4)	4,406	44,501
Thoma Bravo Advantage, Class A(2),(3),(4)	429,981	4,493,301
Thunder Bridge Capital Partners III, Inc.(2),(3)	8,149	80,594
Tishman Speyer Innovation Corp. II(2)	149,103	1,491,030
TLG Acquisition One Corp.(2)	7,760	76,979
Turmeric Acquisition Corp.(2),(4)	7,326	73,260
USHG Acquisition Corp.(2)	6,584	66,169
VectoIQ Acquisition Corp. II(2)	9,299	94,199
Vector Acquisition Corp. II, Class A(2),(3),(4)	17,533	173,577
VG Acquisition Corp., Class A(2),(3),(4)	5,069	51,552
Viveon Health Acquisition Corp.(2)	9,142	94,163
Warburg Pincus Capital Corp. I-A(2),(4)	22,033	222,093

		50,671,281

Diversified Telecommunication Services 4.0%
AT&T, Inc.(1),(3)	363,651	11,007,716
Verizon Communications, Inc.	31,363	1,823,758

		12,831,474

Electric Utilities 0.6%
PNM Resources, Inc.(3)	39,414	1,933,257

Electrical Equipment 8.3%
AMETEK, Inc.(3)	62,664	8,004,073
Eaton Corp. PLC(3),(4)	25,598	3,539,691
Emerson Electric Co.(1)	17,016	1,535,184
Generac Holdings, Inc.(2)	1,256	411,277
GrafTech International Ltd.(3)	127,000	1,553,210
Vertiv Holdings Co.(3)	573,850	11,477,000

		26,520,43	5

Electronic Equipment, Instruments & Components 7.7%
908 Devices, Inc.(2),(3)	7,388	358,318
Coherent, Inc.(1),(2),(3)	63,535	16,067,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Corning, Inc.	25,468	1,108,113
Flex Ltd.(1),(2),(4)	63,701	1,166,365
FLIR Systems, Inc.(1),(3)	44,958	2,538,778
II-VI, Inc.(1),(2),(3)	9,393	642,199
nLight, Inc.(2),(3)	10,485	339,714
SYNNEX Corp.(3)	21,339	2,450,571
Vontier Corp.(2),(3)	4,359	131,947

		24,803,371

Energy Equipment & Services 5.1%
Baker Hughes Co.(1),(3)	160,793	3,474,737
ChampionX Corp.(1),(2)	192,793	4,189,392
ProPetro Holding Corp.(2),(3)	171,139	1,824,342
Schlumberger N.V.(1),(3),(4)	164,158	4,463,456
TechnipFMC PLC(2),(3),(4)	298,051	2,300,953

		16,252,880

Entertainment 9.3%
Activision Blizzard, Inc.(3)	82,079	7,633,347
Glu Mobile, Inc.(2),(3)	21,469	267,933
IMAX Corp.(1),(2),(3),(4)	64,335	1,293,133
Live Nation Entertainment, Inc.(1),(2),(3)	5,867	496,642
Netflix, Inc.(2)	1,265	659,900
ROBLOX Corp., Class A(2),(3)	23,951	1,552,743
Sciplay Corp., Class A(1),(2),(3)	49,450	800,101
Take-Two Interactive Software, Inc.(1),(2),(3)	3,334	589,118
Walt Disney Co. (The)(1),(2),(3)	41,817	7,716,073
World Wrestling Entertainment, Inc., Class A(1)	44,280	2,402,633
Zynga, Inc., Class A(2),(3)	641,590	6,550,634

		29,962,257

Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc.(2),(3)	27,261	1,222,929
Costco Wholesale Corp.(3)	734	258,720
Kroger Co. (The)	12,684	456,497
Performance Food Group Co.(2),(3)	35,602	2,051,031
Sysco Corp.(3)	5,475	431,102

		4,420,279

Food Products 8.1%
Bunge Ltd.(3),(4)	39,427	3,125,378
General Mills, Inc.(3)	37,435	2,295,514
Hershey Co. (The)(1),(3)	44,916	7,103,914
Hostess Brands, Inc.(2),(3)	403,048	5,779,708
Kellogg Co.	21,202	1,342,087
Lamb Weston Holdings, Inc.(1),(3)	25,441	1,971,169
Nomad Foods Ltd.(2),(3),(4)	117,350	3,222,431
Sanderson Farms, Inc.	5,442	847,755
Tyson Foods, Inc., Class A	5,442	404,341

		26,092,297

Health Care Equipment & Supplies 2.9%
ABIOMED, Inc.(1),(2)	1,816	578,814
Boston Scientific Corp.(1),(2)	17,787	687,468
Cardiovascular Systems, Inc.(1),(2)	900	34,506
Danaher Corp.(3)	6,228	1,401,798
DENTSPLY SIRONA, Inc.(3)	402	25,652
DexCom, Inc.(1),(2)	3,132	1,125,609
Eargo, Inc.(2),(3)	12,599	629,320
Edwards Lifesciences Corp.(1),(2)	16,382	1,370,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Envista Holdings Corp.(1),(2)	24,201	987,401
Inari Medical, Inc.(2),(3)	4,918	526,226
Intersect ENT, Inc.(2),(3)	6,585	137,495
iRhythm Technologies, Inc.(1),(2),(3)	1,009	140,110
LivaNova PLC(2),(3),(4)	324	23,889
Outset Medical, Inc.(2),(3)	4,257	231,538
Penumbra, Inc.(1),(2),(3)	428	115,808
Quidel Corp.(1),(2)	383	48,997
Silk Road Medical, Inc.(1),(2),(3)	2,439	123,535
STAAR Surgical Co.(1),(2)	1,548	163,175
Tactile Systems Technology, Inc.(1),(2),(3)	511	27,844
Tandem Diabetes Care, Inc.(1),(2),(3)	2,374	209,506
Varian Medical Systems, Inc.(2),(3)	29	5,119
ViewRay, Inc.(1),(2)	1,180	5,133
Zimmer Biomet Holdings, Inc.(3)	4,465	714,757

		9,313,890

Health Care Providers & Services 0.8%
Amedisys, Inc.(1),(2),(3)	137	36,276
Centene Corp.(2),(3)	2,889	184,636
Cigna Corp.(3)	96	23,207
CVS Health Corp.(3)	305	22,945
Guardant Health, Inc.(1),(2),(3)	429	65,487
Humana, Inc.(1),(3)	4,271	1,790,617
Oak Street Health, Inc.(1),(2),(3)	3,076	166,935
Option Care Health, Inc.(1),(2),(3)	13,714	243,286
Pennant Group, Inc. (The)(1),(2),(3)	1,678	76,852

		2,610,241

Health Care Technology 2.5%
Change Healthcare, Inc.(1),(2),(3)	342,494	7,569,118
Inspire Medical Systems, Inc.(2),(3)	1,979	409,633

		7,978,751

Hotels, Restaurants & Leisure 20.8%
Aramark(1),(3)	68,921	2,603,835
Bally’s Corp.(2),(3)	10,462	679,821
Booking Holdings, Inc.(1),(2),(3)	3,187	7,425,200
Brinker International, Inc.(1),(2),(3)	59,998	4,263,458
Caesars Entertainment, Inc.(1),(2),(3)	46,912	4,102,454
Cedar Fair L.P.(2),(3)	80,265	3,987,565
Choice Hotels International, Inc.(1),(2),(3)	164	17,596
Dine Brands Global, Inc.(1),(2),(3)	12,472	1,122,854
DraftKings, Inc., Class A(1),(2),(3)	10,066	617,348
Expedia Group, Inc.(1),(2),(3)	33,112	5,699,238
Extended Stay America, Inc.(3)	55,325	1,092,669
Hilton Grand Vacations, Inc.(2),(3)	113,048	4,238,170
Hilton Worldwide Holdings, Inc.(1),(2),(3)	10,153	1,227,701
Las Vegas Sands Corp.(1),(2),(3)	90,211	5,481,220
Marriott Vacations Worldwide Corp.(2),(3)	7,174	1,249,567
McDonald’s Corp.(3)	28,730	6,439,542
MGM Resorts International	16,744	636,105
Norwegian Cruise Line Holdings Ltd.(1),(2),(3),(4)	108,199	2,985,210
Planet Fitness, Inc., Class A(1),(2),(3)	29,930	2,313,589
Restaurant Brands International, Inc.(3),(4)	29,199	1,897,935
Royal Caribbean Cruises Ltd.(1),(2),(4)	5,310	454,589
Scientific Games Corp., Class A(2),(3)	18,369	707,574
Starbucks Corp.(1),(3)	12,075	1,319,435
Travel + Leisure Co.(3)	31,403	1,920,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wyndham Hotels & Resorts, Inc.(3)	7,072	493,484
Wynn Resorts Ltd.(1),(2),(3)	6,317	791,962
Yum! Brands, Inc.(1),(3)	27,879	3,015,950

		66,784,679

Household Durables 3.1%
DR Horton, Inc.(1)	8,984	800,654
Installed Building Products, Inc.(1),(3)	839	93,028
Newell Brands, Inc.(1),(3)	163,239	4,371,541
TopBuild Corp.(1),(2),(3)	4,054	849,029
Tupperware Brands Corp.(2),(3)	5,852	154,551
Vizio Holding Corp., Class A(2),(3)	133,419	3,235,411
Whirlpool Corp.(1)	1,972	434,530

		9,938,744

Household Products 5.6%
Colgate-Palmolive Co.(3)	9,881	778,919
Energizer Holdings, Inc.(1),(3)	83,951	3,984,315
Procter & Gamble Co. (The)(1),(3)	65,312	8,845,204
Spectrum Brands Holdings, Inc.(1),(3)	52,149	4,432,665

		18,041,103

Independent Power and Renewable Electricity Producers 0.0%
Atlantica Sustainable Infrastructure PLC(4)	3,304	121,026

Industrial Conglomerates 1.1%
General Electric Co.	65,590	861,197
Honeywell International, Inc.(3)	12,573	2,729,221

		3,590,418

Insurance 1.9%
Allstate Corp. (The)(3)	220	25,278
American International Group, Inc.(1)	550	25,415
Hartford Financial Services Group, Inc. (The)(3)	40,464	2,702,591
Lincoln National Corp.(1)	484	30,139
MetLife, Inc.(3)	195	11,854
Principal Financial Group, Inc.(3)	433	25,963
Syncora Holdings Ltd.(2),(4)	56,504	17,516
Willis Towers Watson PLC(3),(4)	13,476	3,084,387

		5,923,143

Interactive Media & Services 14.6%
Alphabet, Inc., Class C(2),(3)	629	1,301,168
Alphabet, Inc., Class A(2),(3)	8,899	18,354,365
Baidu, Inc., ADR(2),(3),(4)	1,884	409,864
Bumble, Inc., Class A(2),(3)	15,452	963,896
Facebook, Inc., Class A(2),(3)	32,017	9,429,967
Match Group, Inc.(1),(2),(3)	14,370	1,974,151
Pinterest, Inc., Class A(2),(3)	28,286	2,094,013
QuinStreet, Inc.(2),(3)	70,615	1,433,485
TripAdvisor, Inc.(1),(2),(3)	174,294	9,375,274
Yelp, Inc.(2),(3)	557	21,723
Zillow Group, Inc., Class C(1),(2),(3)	11,382	1,475,562

		46,833,468

Internet & Direct Marketing Retail 2.1%
Altaba, Inc.(2)	148,076	2,147,102
Amazon.com, Inc.(2)	1,004	3,106,456
Coupang, Inc.(2)	11,113	548,427
MercadoLibre, Inc.(1),(2)	438	644,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
Overstock.com, Inc.(2)	6,279	416,047

		6,862,829

IT Services 32.8%
Accenture PLC, Class A(3),(4)	41,940	11,585,925
Akamai Technologies, Inc.(1),(2),(3)	59,136	6,025,958
Automatic Data Processing, Inc.(1)	12,394	2,335,897
BigCommerce Holdings, Inc., Series 1(2),(3)	6,293	363,735
Cognizant Technology Solutions Corp., Class A(1),(3)	43,400	3,390,408
Concentrix Corp.(2),(3)	27,209	4,073,732
Conduent, Inc.(2),(3)	146,790	977,621
DXC Technology Co.(1),(2),(3)	448,770	14,028,550
Euronet Worldwide, Inc.(1),(2),(3)	43,346	5,994,752
Fidelity National Information Services, Inc.(3)	45,653	6,419,268
FleetCor Technologies, Inc.(1),(2)	78	20,953
Global Payments, Inc.(3)	25,643	5,169,116
LiveRamp Holdings, Inc.(1),(2),(3)	197,642	10,253,667
Mastercard, Inc., Class A(1),(3)	22,676	8,073,790
MongoDB, Inc.(2),(3)	628	167,946
NIC, Inc.(3)	22,085	749,344
Okta, Inc.(2)	441	97,210
Pagseguro Digital Ltd., Class A(2),(4)	129,766	6,008,166
Sabre Corp.(1),(2),(3)	108,368	1,604,930
Shift4 Payments, Inc., Class A(1),(2),(3)	41,960	3,441,140
Square, Inc., Class A(2),(3)	892	202,529
Twilio, Inc., Class A(1),(2),(3)	15,603	5,316,878
Visa, Inc., Class A(1),(3)	42,324	8,961,261

		105,262,776

Leisure Products 0.7%
Callaway Golf Co.(1),(2),(3)	83,937	2,245,315

Life Sciences Tools & Services 2.8%
Adaptive Biotechnologies Corp.(1),(2),(3)	149	5,999
Berkeley Lights, Inc.(1),(2),(3)	11,367	570,964
Fluidigm Corp.(1),(2)	393	1,776
ICON PLC(1),(2),(4)	24,510	4,813,029
Illumina, Inc.(2),(3)	50	19,203
NanoString Technologies, Inc.(1),(2),(3)	6,663	437,826
Pacific Biosciences of California, Inc.(1),(2)	9,666	321,974
PPD, Inc.(1),(2)	8,476	320,732
PRA Health Sciences, Inc.(2),(3)	4,047	620,527
Repligen Corp.(1),(2),(3)	8,952	1,740,358

		8,852,388

Machinery 8.1%
AGCO Corp.(3)	8,882	1,275,899
Caterpillar, Inc.(1)	9,341	2,165,898
Crane Co.(3)	243	22,820
Cummins, Inc.(1)	2,943	762,561
Deere & Co.(1),(3)	4,950	1,851,993
Dover Corp.(3)	17,030	2,335,324
Evoqua Water Technologies Corp.(1),(2),(3)	47,537	1,250,223
ExOne Co. (The)(2),(3)	2,503	78,494
Fortive Corp.	30,145	2,129,443
Hydrofarm Holdings Group, Inc.(2)	9	543
Ingersoll Rand, Inc.(2),(3)	87,642	4,312,863
ITT, Inc.(3)	1,695	154,092
Navistar International Corp.(2),(3)	18,232	802,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Machinery
Oshkosh Corp.(3)	266	31,564
PACCAR, Inc.	2,093	194,482
Parker-Hannifin Corp.(1),(3)	17,315	5,461,670
Rexnord Corp.(3)	58,871	2,772,235
Timken Co. (The)(3)	5,376	436,370

		26,039,229

Media 11.4%
Altice USA, Inc., Class A(1),(2),(3)	56,646	1,842,694
Comcast Corp., Class A(3)	41,888	2,266,560
comScore, Inc.(1),(2)	1,655,766	6,060,103
Criteo S.A., ADR(2),(3),(4)	148,716	5,164,907
Discovery, Inc., Class A(1),(2),(3)	13,315	578,670
DISH Network Corp., Class A(1),(2),(3)	165,509	5,991,426
Fox Corp., Class A(1),(3)	195,036	7,042,750
Gray Television, Inc.(1),(3)	52,425	964,620
iHeartMedia, Inc., Class A(1),(2),(3)	185,327	3,363,685
Shaw Communications, Inc., Class B(3),(4)	18,962	497,184
TEGNA, Inc.(1)	78,792	1,483,653
ViacomCBS, Inc., Class B(1),(3)	28,531	1,286,748

		36,543,000

Metals & Mining 1.7%
ArcelorMittal S.A.(1),(2),(4)	108,260	3,157,944
Freeport-McMoRan, Inc.(1),(2),(3)	37,526	1,235,731
MP Materials Corp.(2)	14,651	526,704
Reliance Steel & Aluminum Co.(3)	4,210	641,141
Steel Dynamics, Inc.(3)	525	26,649

		5,588,169

Multiline Retail 0.9%
Kohl’s Corp.(1)	19,715	1,175,211
Target Corp.(3)	9,020	1,786,592

		2,961,803

Oil, Gas & Consumable Fuels 36.7%
Antero Resources Corp.(2),(3)	145,673	1,485,865
Cimarex Energy Co.(1),(3)	143,761	8,537,966
ConocoPhillips(1)	231,719	12,274,155
Devon Energy Corp.(1),(3)	435,167	9,508,399
Exxon Mobil Corp.(1),(3)	171,725	9,587,407
Green Plains, Inc.(1),(2),(3)	29,074	787,033
Kinder Morgan, Inc.(3)	1,683	28,022
Marathon Oil Corp.(3)	617,016	6,589,731
Marathon Petroleum Corp.(1),(3)	85,508	4,573,823
Matador Resources Co.(1),(3)	323,397	7,583,660
Northern Oil and Gas, Inc.(1),(2),(3)	595,626	7,195,162
Occidental Petroleum Corp.(1),(3)	316,974	8,437,848
Ovintiv, Inc.(1),(3)	395,522	9,421,334
PBF Energy, Inc., Class A(1),(2),(3)	41,950	593,592
PDC Energy, Inc.(1),(2),(3)	252,155	8,674,132
Phillips 66(1),(3)	362	29,517
Pioneer Natural Resources Co.(1),(3)	42,796	6,796,861
Suncor Energy, Inc.(3),(4)	364,778	7,623,860
Valero Energy Corp.(1),(3)	96,609	6,917,204
Vine Energy, Inc., Class A(2),(3)	64,116	880,954
Williams Cos., Inc. (The)(1),(3)	1,069	25,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
World Fuel Services Corp.	6,279	221,021

		117,772,871

Paper & Forest Products 0.5%
Louisiana-Pacific Corp.(3)	13,030	722,644
West Fraser Timber Co., Ltd.(4)	10,465	753,898

		1,476,542

Personal Products 1.2%
BellRing Brands, Inc., Class A(1),(2),(3)	58,080	1,371,269
Coty, Inc., Class A(1),(2)	2,320	20,903
elf Beauty, Inc.(2),(3)	89,367	2,397,717

		3,789,889

Pharmaceuticals 3.2%
Aerie Pharmaceuticals, Inc.(2),(3)	617	11,026
Axsome Therapeutics, Inc.(1),(2),(3)	5,266	298,161
Bristol-Myers Squibb Co.(1),(3)	43,695	2,758,465
Cara Therapeutics, Inc.(1),(2),(3)	3,152	68,430
Catalent, Inc.(2),(3)	3,944	415,343
Cresco Labs, Inc.(2),(3),(4)	43,923	549,037
Eli Lilly and Co.(3)	6,435	1,202,187
Green Thumb Industries, Inc.(2),(3),(4)	9,327	275,146
Harmony Biosciences Holdings, Inc.(2),(3)	1,275	42,126
Horizon Therapeutics PLC(2),(3),(4)	10,242	942,674
Intra-Cellular Therapies, Inc.(1),(2),(3)	1,706	57,885
Merck & Co., Inc.(1)	5,145	396,628
Reata Pharmaceuticals, Inc., Class A(1),(2),(3)	1,157	115,353
Relmada Therapeutics, Inc.(1),(2)	2,055	72,356
TherapeuticsMD, Inc.(1),(2)	26,290	35,229
Viatris, Inc.(1),(2),(3)	1,368	19,111
Zoetis, Inc.(3)	18,455	2,906,293
Zogenix, Inc.(2),(3)	3,150	61,488

		10,226,938

Professional Services 2.7%
CACI International, Inc., Class A(2),(3)	547	134,923
IHS Markit Ltd.(3),(4)	83,637	8,094,389
KBR, Inc.(3)	11,019	423,019
Leidos Holdings, Inc.(3)	217	20,893
Nielsen Holdings PLC(1),(3),(4)	961	24,169

		8,697,393

Real Estate Investment Trusts 100.3%
Acadia Realty Trust(1),(3)	621,097	11,782,210
Agree Realty Corp.(3)	128,256	8,632,911
Alexandria Real Estate Equities, Inc.(3)	58,943	9,684,335
Americold Realty Trust(3)	360,759	13,878,399
AvalonBay Communities, Inc.(1),(3)	66,352	12,242,608
Boston Properties, Inc.(1),(3)	107,093	10,844,237
Brixmor Property Group, Inc.(1),(3)	237,384	4,802,278
CareTrust REIT, Inc.(3)	190,737	4,441,311
Corporate Office Properties Trust(3)	361,105	9,507,895
Equity LifeStyle Properties, Inc.(1)	113,822	7,243,632
Equity Residential(1),(3)	74,207	5,315,447
Extra Space Storage, Inc.(1),(3)	16,317	2,162,818
First Industrial Realty Trust, Inc.(3)	156,224	7,153,497
Highwoods Properties, Inc.(3)	187,779	8,063,230
Host Hotels & Resorts, Inc.(1),(2),(3)	49,726	837,883
Invitation Homes, Inc.(3)	189,780	6,071,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Kilroy Realty Corp.(3)	110,043	7,222,122
Medical Properties Trust, Inc.(1),(3)	764,754	16,273,965
Mid-America Apartment Communities, Inc.(1)	61,926	8,939,637
NETSTREIT Corp.(3)	528,224	9,766,862
New Senior Investment Group, Inc.(1),(3)	390,075	2,430,167
Outfront Media, Inc.(2),(3)	64,520	1,408,472
Paramount Group, Inc.(3)	716,515	7,258,297
Piedmont Office Realty Trust, Inc., Class A(3)	981,631	17,050,931
Plymouth Industrial REIT, Inc.(1)	257,738	4,342,885
QTS Realty Trust, Inc., Class A(1),(3)	44,889	2,784,914
Realty Income Corp.(1),(3)	74,158	4,709,033
RPT Realty(1),(3)	1,199,396	13,685,108
Sabra Health Care REIT, Inc.(3)	719,300	12,487,048
SBA Communications Corp.(3)	1,138	315,852
Simon Property Group, Inc.(1)	3,242	368,842
SITE Centers Corp.(1),(3)	869,404	11,789,118
Spirit Realty Capital, Inc.(1),(3)	310,618	13,201,265
Sun Communities, Inc.(1),(3)	11,337	1,701,004
Terreno Realty Corp.(3)	185,138	10,695,422
UDR, Inc.(1)	171,666	7,529,271
Ventas, Inc.(1),(3)	254,548	13,577,590
VEREIT, Inc.(1),(3)	245,169	9,468,427
VICI Properties, Inc.(3)	197,176	5,568,250
Weingarten Realty Investors(3)	599,905	16,143,444
Weyerhaeuser Co.(1)	11,931	424,744

		321,806,423

Real Estate Management & Development 0.3%
Brookfield Property Partners L.P.(2),(3),(4)	60,371	1,074,000
CBRE Group, Inc., Class A(2),(3)	354	28,005

		1,102,005

Road & Rail 10.8%
Avis Budget Group, Inc.(1),(2),(3)	12,081	876,356
Canadian National Railway Co.(1),(3),(4)	11,473	1,330,639
Canadian Pacific Railway Ltd.(3),(4)	825	312,914
CSX Corp.(3)	23,475	2,263,459
Heartland Express, Inc.(1)	19,675	385,237
Kansas City Southern(3)	18,003	4,751,352
Lyft, Inc., Class A(1),(2),(3)	83,157	5,253,859
Norfolk Southern Corp.(1),(3)	11,379	3,055,489
Old Dominion Freight Line, Inc.(3)	37,245	8,954,070
Saia, Inc.(1),(2),(3)	7,656	1,765,320
TFI International, Inc.(3),(4)	6,291	470,315
Uber Technologies, Inc.(2)	20,471	1,115,874
Union Pacific Corp.(1),(3)	8,770	1,932,996
Werner Enterprises, Inc.(1)	12,612	594,908
Yellow Corp.(2)	191,796	1,685,887

		34,748,675

Semiconductors & Semiconductor Equipment 27.5%
Ambarella, Inc.(2),(3),(4)	14,920	1,497,819
Applied Materials, Inc.(3)	25,164	3,361,910
ASML Holding N.V.(3),(4)	5,022	3,100,382
Broadcom, Inc.(3)	3,977	1,843,976
Ichor Holdings Ltd.(1),(2),(3),(4)	14,621	786,610
Inphi Corp.(2),(3)	11,088	1,978,210
Intel Corp.(1),(3)	77,522	4,961,408
Kulicke & Soffa Industries, Inc.	36,547	1,794,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Lam Research Corp.(1)	3,144	1,871,435
MACOM Technology Solutions Holdings, Inc.(1),(2),(3)	92,858	5,387,621
Magnachip Semiconductor Corp.(2)	32,714	814,579
Marvell Technology Group Ltd.(1),(4)	83,762	4,102,663
Maxim Integrated Products, Inc.(2),(3)	62,528	5,713,183
Microchip Technology, Inc.(1),(3)	51,397	7,977,842
Micron Technology, Inc.(1),(2),(3)	156,975	13,846,765
NVIDIA Corp.(1)	6,219	3,320,511
NXP Semiconductors N.V.(3),(4)	40,254	8,104,740
ON Semiconductor Corp.(2),(3)	55,893	2,325,708
Silicon Laboratories, Inc.(2),(3)	8,532	1,203,609
Synaptics, Inc.(1),(2),(3)	41,824	5,663,806
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(3),(4)	26,384	3,120,699
Xilinx, Inc.(2),(3)	44,797	5,550,348

		88,328,647

Software 42.2%
Adobe, Inc.(2),(3)	8,373	3,980,273
Aspen Technology, Inc.(1),(2),(3)	12,870	1,857,527
Atlassian Corp. PLC, Class A(1),(2),(3),(4)	8,576	1,807,478
Avalara, Inc.(1),(2)	2,727	363,864
Avaya Holdings Corp.(1),(2),(3)	118,061	3,309,250
Bentley Systems, Inc., Class B(1),(3)	10,111	474,509
BlackBerry Ltd.(2),(3),(4)	6,165	51,971
Box, Inc., Class A(1),(2),(3)	41,950	963,172
Cadence Design Systems, Inc.(2),(3)	14,683	2,011,424
Cerence, Inc.(1),(2)	5,240	469,399
Cloudera, Inc.(2),(3)	32,227	392,203
Cloudflare, Inc., Class A(1),(2)	8,384	589,060
Cognyte Software Ltd.(2),(4)	85,800	2,386,098
CommVault Systems, Inc.(2),(3)	51,221	3,303,754
Cornerstone OnDemand, Inc.(1),(2)	25,550	1,113,469
Coupa Software, Inc.(1),(2)	2,746	698,802
Crowdstrike Holdings, Inc., Class A(1),(2),(3)	22,571	4,119,433
CyberArk Software Ltd.(2),(3),(4)	1,139	147,318
Descartes Systems Group, Inc. (The)(2),(3),(4)	4,181	254,665
Domo, Inc., Class B(2),(3)	83,996	4,728,135
Elastic N.V.(1),(2),(3),(4)	5,361	596,143
FireEye, Inc.(1),(2),(3)	150,115	2,937,751
HubSpot, Inc.(1),(2),(3)	3,758	1,706,921
Lightspeed POS, Inc.(2),(3),(4)	34,466	2,164,809
Manhattan Associates, Inc.(1),(2),(3)	46,900	5,505,122
Microsoft Corp.(3)	68,880	16,239,838
NortonLifeLock, Inc.(1)	19,691	418,631
Nuance Communications, Inc.(1),(2)	21,545	940,224
Oracle Corp.(1),(3)	75,170	5,274,679
Palo Alto Networks, Inc.(2),(3)	35,497	11,432,164
Paycom Software, Inc.(1),(2),(3)	10,864	4,020,332
PROS Holdings, Inc.(1),(2),(3)	42,890	1,822,825
RealPage, Inc.(2),(3)	119,835	10,449,612
ServiceNow, Inc.(1),(2),(3)	9,580	4,791,054
Slack Technologies, Inc., Class A(2),(3)	481,596	19,567,245
Smartsheet, Inc., Class A(2),(3)	31,470	2,011,562
Splunk, Inc.(1),(2)	4,559	617,653
Synopsys, Inc.(1),(2),(3)	2,339	579,557
Talend S.A., ADR(2),(3),(4)	19,228	1,223,670
Tenable Holdings, Inc.(2),(3)	15,012	543,209
Tufin Software Technologies Ltd.(2),(4)	137,217	1,440,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Software
Varonis Systems, Inc.(2),(3)	21,414	1,099,395
Verint Systems, Inc.(1),(2),(3)	16,565	753,542
Workday, Inc., Class A(2),(3)	11,836	2,940,417
Zendesk, Inc.(1),(2),(3)	25,869	3,430,747

		135,529,685

Specialty Retail 5.6%
Asbury Automotive Group, Inc.(1),(2)	2,145	421,492
CarLotz, Inc.(2),(3)	21,244	151,470
Carvana Co.(1),(2),(3)	2,515	659,936
Citi Trends, Inc.(2),(3)	14,461	1,211,543
Five Below, Inc.(2),(3)	8,390	1,600,728
GameStop Corp., Class A(1),(2),(3)	1,779	337,690
Home Depot, Inc. (The)(3)	7,976	2,434,674
L Brands, Inc.(1),(2),(3)	17,220	1,065,229
Lithia Motors, Inc., Class A(1),(3)	7,728	3,014,615
Lowe’s Cos., Inc.(1),(3)	18,813	3,577,856
RH(1),(2),(3)	1,553	926,520
Ross Stores, Inc.(3)	190	22,783
TJX Cos., Inc. (The)(1),(3)	38,606	2,553,787

		17,978,323

Technology Hardware, Storage & Peripherals 3.4%
3D Systems Corp.(1),(2)	10,748	294,925
Dell Technologies, Inc., Class C(2),(3)	16,679	1,470,254
Hewlett Packard Enterprise Co.(1),(3)	95,505	1,503,249
NCR Corp.(2),(3)	197,989	7,513,683
Western Digital Corp.(1),(2),(3)	498	33,241

		10,815,352

Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co.(1),(3)	205	21,654
NIKE, Inc., Class B(1),(3)	3,956	525,713
PVH Corp.(2),(3)	291	30,759
Ralph Lauren Corp.(2),(3)	252	31,036
Tapestry, Inc.(2),(3)	830	34,204
Under Armour, Inc., Class A(1),(2),(3)	1,067	23,645

		667,011

Thrifts & Mortgage Finance 1.7%
Flagstar Bancorp, Inc.(3)	42,187	1,902,634
New York Community Bancorp, Inc.(1),(3)	272,458	3,438,420

		5,341,054

Trading Companies & Distributors 2.6%
AerCap Holdings N.V.(2),(4)	54,548	3,204,149
Air Lease Corp.(1),(3)	27,118	1,328,782
Fortress Transportation and Infrastructure Investors LLC(3)	2,927	82,512
United Rentals, Inc.(1),(2),(3)	11,383	3,748,536

		8,363,979

Water Utilities 0.2%
Essential Utilities, Inc.(1)	12,014	537,626

Wireless Telecommunication Services 0.5%
NII Holdings, Inc.(2)	174,048	365,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Wireless Telecommunication Services
T-Mobile U.S., Inc.(2)	9,208	1,153,670

		1,519,171

Total Common Stocks (Cost $1,549,706,961)		1,616,052,232

Exchange-Traded Funds 8.7%
AdvisorShares Pure U.S. Cannabis ETF(2)	6,279	266,230
ARK Innovation ETF	2,093	251,055
Energy Select Sector SPDR Fund(1)	116,294	5,705,384
Financial Select Sector SPDR Fund	29,302	997,733
Invesco QQQ Trust, Series 1	3,767	1,202,163
Invesco S&P 500 Equal Weight ETF	41,682	5,904,672
iShares 20+ Year Treasury Bond ETF(1)	8,388	1,136,155
iShares Global Clean Energy ETF	32,796	796,943
iShares MSCI China ETF	4,155	339,463
iShares Russell 2000 ETF	31,395	6,936,411
ProShares VIX Short-Term Futures ETF(2)	111,130	1,039,065
SPDR Gold Shares(2)	4,016	642,399
SPDR S&P Bank ETF	8,287	429,930
SPDR S&P Metals & Mining ETF	14,881	594,050
SPDR S&P Retail ETF	921	82,162
United States Oil Fund L.P.(2)	41,431	1,679,198

Total Exchange-Traded Funds (Cost $28,578,815)		28,003,013

Warrants 0.6%
Diversified Financial Services 0.6%
Aequi Acquisition Corp., Class A(2)	8,874	7,987
CM Life Sciences, Inc., Class A(2)	304,201	1,530,131
HumanCo Acquisition Corp., Class A(2)	154,972	193,715

		1,731,833

Health Care Technology 0.0%
Multiplan Corp.(2)	20,483	19,694

Total Warrants (Cost $1,032,764)		1,751,527

Total Long Investments (Cost $1,579,318,540)		1,645,806,772

Securities Sold Short (5)(434.7)%
Common Stocks (316.2)%
Aerospace & Defense (4.7)%
Boeing Co. (The)	24,477	(6,234,781)
General Dynamics Corp.	3,366	(611,131)
Lockheed Martin Corp.	2,847	(1,051,967)
Teledyne Technologies, Inc.	3,273	(1,353,876)
Textron, Inc.	7,219	(404,842)
TransDigm Group, Inc.	2,481	(1,458,630)
Virgin Galactic Holdings, Inc.	125,996	(3,859,257)

		(14,974,484)

Air Freight & Logistics (1.1)%
Atlas Air Worldwide Holdings, Inc.	28,060	(1,695,946)
Expeditors International of Washington, Inc.	6,279	(676,186)
FedEx Corp.	1,257	(357,038)
United Parcel Service, Inc., Class B	3,777	(642,052)

		(3,371,222)

Airlines (0.2)%
Alaska Air Group, Inc.	9,496	(657,218)

Auto Components (1.6)%
Autoliv, Inc.	22,015	(2,042,992)
Goodyear Tire & Rubber Co. (The)	21,506	(377,860)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Auto Components
Lear Corp.	15,286	(2,770,588)
Visteon Corp.	853	(104,023)

		(5,295,463)

Automobiles (0.8)%
Ford Motor Co.	217,831	(2,668,430)

Banks (19.9)%
Ameris Bancorp	41,928	(2,201,639)
Associated Banc-Corp	153,117	(3,267,517)
Bank of America Corp.	12,403	(479,872)
Bank OZK	35,735	(1,459,775)
BOK Financial Corp.	25,237	(2,254,169)
Citigroup, Inc.	61,719	(4,490,057)
Columbia Banking System, Inc.	26,885	(1,158,475)
Comerica, Inc.	46,266	(3,319,123)
Cullen/Frost Bankers, Inc.	29,156	(3,171,006)
First Citizens BancShares, Inc., Class A	601	(502,298)
FNB Corp.	306,468	(3,892,144)
Great Western Bancorp, Inc.	41,936	(1,270,241)
Hancock Whitney Corp.	31,488	(1,322,811)
Hilltop Holdings, Inc.	55,220	(1,884,659)
JPMorgan Chase & Co.	37,141	(5,653,974)
KeyCorp	151,788	(3,032,724)
PNC Financial Services Group, Inc. (The)	27,638	(4,847,982)
Regions Financial Corp.	208,280	(4,303,065)
Simmons First National Corp., Class A	48,148	(1,428,551)
Synovus Financial Corp.	87,548	(4,005,321)
US Bancorp	87,461	(4,837,468)
Webster Financial Corp.	38,416	(2,117,106)
Wintrust Financial Corp.	38,778	(2,939,372)

		(63,839,349)

Beverages (5.5)%
Boston Beer Co., Inc. (The), Class A	4,254	(5,131,515)
Keurig Dr Pepper, Inc.	272,478	(9,365,069)
National Beverage Corp.	62,628	(3,063,135)

		(17,559,719)

Biotechnology (1.0)%
Amgen, Inc.	9,772	(2,431,371)
Amicus Therapeutics, Inc.	2,130	(21,044)
CureVac N.V.(4)	860	(78,656)
Invitae Corp.	4,289	(163,883)
Moderna, Inc.	2,063	(270,150)
Novavax, Inc.	1,287	(233,346)
Sana Biotechnology, Inc.	1,287	(43,076)

		(3,241,526)

Building Products (1.3)%
Allegion PLC(4)	8,073	(1,014,130)
American Woodmark Corp.	3,983	(392,644)
AO Smith Corp.	16,132	(1,090,685)
Johnson Controls International PLC(4)	6,495	(387,557)
Lennox International, Inc.	2,116	(659,324)
Masco Corp.	4,176	(250,142)
Owens Corning	2,632	(242,381)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Building Products
Resideo Technologies, Inc.	5,828	(164,641)

		(4,201,504)

Capital Markets (3.2)%
Charles Schwab Corp. (The)	23,912	(1,558,584)
Credit Suisse Group AG, ADR(4)	227,014	(2,406,349)
FactSet Research Systems, Inc.	2,093	(645,879)
Goldman Sachs Group, Inc. (The)	8,277	(2,706,579)
S&P Global, Inc.	8,136	(2,870,950)

		(10,188,341)

Chemicals (4.1)%
Axalta Coating Systems Ltd.(4)	12,748	(377,086)
Dow, Inc.	11,990	(766,641)
DuPont de Nemours, Inc.	11,987	(926,355)
Eastman Chemical Co.	13,412	(1,476,929)
Ecolab, Inc.	2,107	(451,046)
International Flavors & Fragrances, Inc.	14,497	(2,023,926)
Olin Corp.	18,557	(704,609)
PPG Industries, Inc.	34,182	(5,136,187)
RPM International, Inc.	14,414	(1,323,926)

		(13,186,705)

Commercial Services & Supplies (0.9)%
Cintas Corp.	5,033	(1,717,813)
Ritchie Bros Auctioneers, Inc.(4)	20,975	(1,228,087)

		(2,945,900)

Construction Materials (0.4)%
Martin Marietta Materials, Inc.	3,349	(1,124,661)

Consumer Finance (8.2)%
Ally Financial, Inc.	35,512	(1,605,498)
American Express Co.	82,944	(11,731,599)
Credit Acceptance Corp.	6,752	(2,432,273)
Discover Financial Services	45,784	(4,349,022)
FirstCash, Inc.	16,837	(1,105,686)
OneMain Holdings, Inc.	50,303	(2,702,277)
Upstart Holdings, Inc.	14,120	(1,819,503)
World Acceptance Corp.	5,133	(666,058)

		(26,411,916)

Containers & Packaging (1.0)%
Amcor PLC(4)	145,903	(1,704,147)
Graphic Packaging Holding Co.	18,873	(342,734)
Greif, Inc., Class A	7,437	(423,909)
O-I Glass, Inc.	16,583	(244,433)
Pactiv Evergreen, Inc.	14,648	(201,264)
Westrock Co.	5,202	(270,764)

		(3,187,251)

Diversified Consumer Services (2.0)%
Chegg, Inc.	44,995	(3,854,272)
frontdoor, Inc.	8,388	(450,855)
Terminix Global Holdings, Inc.	46,498	(2,216,559)

		(6,521,686)

Diversified Financial Services (0.7)%
Juniper Industrial Holdings, Inc., Class A	117,496	(1,456,950)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Pershing Square Tontine Holdings Ltd., Class A	37,190	(892,932)

		(2,349,882)

Diversified Telecommunication Services (0.4)%
Verizon Communications, Inc.	24,759	(1,439,736)

Electrical Equipment (1.6)%
Acuity Brands, Inc.	2,791	(460,515)
Hubbell, Inc.	2,302	(430,221)
nVent Electric PLC(4)	18,852	(526,159)
Rockwell Automation, Inc.	8,924	(2,368,787)
Sensata Technologies Holding PLC(4)	21,858	(1,266,671)

		(5,052,353)

Electronic Equipment, Instruments & Components (0.4)%
Corning, Inc.	2,800	(121,828)
TE Connectivity Ltd.(4)	8,921	(1,151,790)

		(1,273,618)

Energy Equipment & Services (4.6)%
Halliburton Co.	231,141	(4,960,286)
Helmerich & Payne, Inc.	110,703	(2,984,553)
Nabors Industries Ltd.(4)	7,920	(740,124)
Nov, Inc.	309,060	(4,240,303)
Tenaris S.A., ADR(4)	79,716	(1,808,756)

		(14,734,022)

Entertainment (11.1)%
AMC Entertainment Holdings, Inc., Class A	82,622	(843,571)
Electronic Arts, Inc.	148,970	(20,166,069)
Netflix, Inc.	9,903	(5,165,999)
Roku, Inc.	26,282	(8,561,887)
Sea Ltd., ADR(4)	4,189	(935,110)

		(35,672,636)

Food & Staples Retailing (1.4)%
Costco Wholesale Corp.	3,884	(1,369,032)
United Natural Foods, Inc.	25,800	(849,852)
Walmart, Inc.	16,768	(2,277,598)

		(4,496,482)

Food Products (10.7)%
Archer-Daniels-Midland Co.	65,786	(3,749,802)
B&G Foods, Inc.	5,308	(164,866)
Calavo Growers, Inc.	4,962	(385,250)
Campbell Soup Co.	16,817	(845,391)
Conagra Brands, Inc.	116,508	(4,380,701)
Flowers Foods, Inc.	221,575	(5,273,485)
General Mills, Inc.	2,868	(175,866)
Hormel Foods Corp.	52,828	(2,524,122)
Ingredion, Inc.	23,146	(2,081,288)
JM Smucker Co. (The)	14,215	(1,798,624)
Kellogg Co.	873	(55,261)
Kraft Heinz Co. (The)	46,831	(1,873,240)
McCormick & Co., Inc.	22,519	(2,007,794)
Mondelez International, Inc., Class A	155,667	(9,111,189)

		(34,426,879)

Health Care Equipment & Supplies (1.4)%
Baxter International, Inc.	10,260	(865,329)
Becton Dickinson and Co.	4,935	(1,199,945)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Medtronic PLC(4)	9,790	(1,156,493)
Pulmonx Corp.	4,857	(222,159)
Pulse Biosciences, Inc.	1,287	(30,476)
STERIS PLC(4)	4,571	(870,684)

		(4,345,086)

Health Care Providers & Services (1.9)%
HCA Healthcare, Inc.	15,017	(2,828,302)
Quest Diagnostics, Inc.	8,219	(1,054,826)
Signify Health, Inc., Class A	1,287	(37,658)
UnitedHealth Group, Inc.	5,932	(2,207,119)

		(6,127,905)

Health Care Technology (0.4)%
Teladoc Health, Inc.	7,343	(1,334,590)

Hotels, Restaurants & Leisure (8.0)%
Airbnb, Inc., Class A	17,298	(3,250,986)
Chipotle Mexican Grill, Inc.	2,145	(3,047,659)
Darden Restaurants, Inc.	7,749	(1,100,358)
Domino’s Pizza, Inc.	23,930	(8,801,215)
DraftKings, Inc., Class A	3,121	(191,411)
Marriott International, Inc., Class A	34,768	(5,149,488)
MGM Resorts International	28,455	(1,081,005)
Neogames SA(4)	20,093	(718,727)
Papa John’s International, Inc.	5,051	(447,721)
Restaurant Brands International, Inc.(4)	15,036	(977,340)
SeaWorld Entertainment, Inc.	4,877	(242,241)
Six Flags Entertainment Corp.	12,767	(593,282)

		(25,601,433)

Household Durables (4.1)%
Garmin Ltd.(4)	13,485	(1,777,997)
Helen of Troy Ltd.(4)	19,323	(4,070,583)
Leggett & Platt, Inc.	31,934	(1,457,787)
Lennar Corp., Class A	3,627	(367,161)
Meritage Homes Corp.	3,303	(303,612)
Mohawk Industries, Inc.	19,496	(3,749,276)
NVR, Inc.	47	(221,414)
PulteGroup, Inc.	5,491	(287,948)
Taylor Morrison Home Corp.	15,372	(473,612)
Vizio Holding Corp., Class A	15,278	(377,672)

		(13,087,062)

Household Products (4.5)%
Church & Dwight Co., Inc.	54,176	(4,732,273)
Clorox Co. (The)	26,232	(5,059,628)
Kimberly-Clark Corp.	32,413	(4,507,028)

		(14,298,929)

Industrial Conglomerates (4.9)%
3M Co.	58,383	(11,249,236)
Carlisle Cos., Inc.	5,460	(898,607)
Roper Technologies, Inc.	8,899	(3,589,323)

		(15,737,166)

Insurance (1.6)%
Aon PLC, Class A(4)	8,642	(1,988,611)
Chubb Ltd.(4)	627	(99,047)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Insurance
First American Financial Corp.	54,501	(3,087,482)

		(5,175,140)

Interactive Media & Services (0.7)%
Snap, Inc., Class A	20,314	(1,062,219)
Twitter, Inc.	19,246	(1,224,623)

		(2,286,842)

Internet & Direct Marketing Retail (7.0)%
Amazon.com, Inc.	1,394	(4,313,147)
DoorDash, Inc., Class A	68,347	(8,962,342)
eBay, Inc.	138,329	(8,471,268)
Etsy, Inc.	4,186	(844,191)

		(22,590,948)

IT Services (19.5)%
Broadridge Financial Solutions, Inc.	68,130	(10,430,703)
Fastly, Inc., Class A	92,394	(6,216,268)
Fiserv, Inc.	15,529	(1,848,572)
Infosys Ltd., ADR(4)	220,789	(4,133,170)
International Business Machines Corp.	106,874	(14,242,029)
Jack Henry & Associates, Inc.	50,417	(7,649,267)
Okta, Inc.	5,897	(1,299,876)
Paychex, Inc.	38,159	(3,740,345)
PayPal Holdings, Inc.	10,117	(2,456,812)
Shopify, Inc., Class A(4)	3,215	(3,557,398)
Snowflake, Inc., Class A	14,777	(3,388,071)
Square, Inc., Class A	204	(43,418)
StoneCo Ltd., Class A(4)	23,586	(1,443,935)
VeriSign, Inc.	10,624	(2,111,626)

		(62,561,490)

Leisure Products (2.6)%
Acushnet Holdings Corp.	26,213	(1,083,383)
Peloton Interactive, Inc., Class A	62,516	(7,029,299)
YETI Holdings, Inc.	5,349	(386,252)

		(8,498,934)

Life Sciences Tools & Services (0.5)%
Thermo Fisher Scientific, Inc.	3,574	(1,631,102)

Machinery (4.8)%
Allison Transmission Holdings, Inc.	20,265	(827,420)
Colfax Corp.	11,979	(524,800)
Flowserve Corp.	13,341	(517,764)
Fortive Corp.	26,567	(1,876,693)
Hydrofarm Holdings Group, Inc.	1	(60)
IDEX Corp.	3,759	(786,834)
Illinois Tool Works, Inc.	11,290	(2,500,961)
Kennametal, Inc.	45,961	(1,837,061)
Lincoln Electric Holdings, Inc.	8,387	(1,031,098)
Meritor, Inc.	20,093	(591,136)
Otis Worldwide Corp.	21,102	(1,444,432)
PACCAR, Inc.	17,273	(1,605,007)
Pentair PLC(4)	10,044	(625,942)
Stanley Black & Decker, Inc.	88	(17,571)
Terex Corp.	5,109	(235,372)
Westinghouse Air Brake Technologies Corp.	765	(60,557)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Machinery
Xylem, Inc.	10,143	(1,066,841)

		(15,549,549)

Media (4.9)%
AMC Networks, Inc., Class A	10,485	(557,383)
Charter Communications, Inc., Class A	12,662	(7,812,707)
Nexstar Media Group, Inc., Class A	6,745	(947,200)
Omnicom Group, Inc.	66,058	(4,898,201)
Sinclair Broadcast Group, Inc., Class A	49,663	(1,453,139)

		(15,668,630)

Metals & Mining (0.1)%
Allegheny Technologies, Inc.	12,383	(260,786)

Multiline Retail (0.3)%
Macy’s, Inc.	27,044	(437,842)
Nordstrom, Inc.	10,465	(396,310)

		(834,152)

Oil, Gas & Consumable Fuels (31.6)%
APA Corp.	272,423	(4,876,372)
BP PLC, ADR(4)	435,610	(10,607,103)
Cabot Oil & Gas Corp.	411,058	(7,719,669)
Canadian Natural Resources Ltd.(4)	231,494	(7,146,220)
Cenovus Energy, Inc.(4)	629,055	(4,730,494)
Chevron Corp.	42,949	(4,500,626)
CNX Resources Corp.	293,825	(4,319,227)
Comstock Resources, Inc.	543,282	(3,009,782)
Continental Resources, Inc.	308,415	(7,978,696)
Delek US Holdings, Inc.	37,170	(809,563)
Diamondback Energy, Inc.	106,131	(7,799,567)
EOG Resources, Inc.	149,623	(10,852,156)
EQT Corp.	49,513	(919,952)
Hess Corp.	110,908	(7,847,850)
Murphy Oil Corp.	140,432	(2,304,489)
Range Resources Corp.	254,751	(2,631,578)
Royal Dutch Shell PLC, Class A, ADR(4)	170,998	(6,704,832)
Southwestern Energy Co.	180,331	(838,539)
TOTAL S.E., ADR(4)	124,821	(5,809,169)

		(101,405,884)

Personal Products (0.5)%
Edgewell Personal Care Co.	14,371	(569,092)
Estee Lauder Cos., Inc. (The), Class A	4,090	(1,189,576)

		(1,758,668)

Pharmaceuticals (2.2)%
AstraZeneca PLC, ADR(4)	66,132	(3,288,083)
Aurora Cannabis, Inc.(4)	104,875	(976,386)
Canopy Growth Corp.(4)	12,576	(402,809)
GlaxoSmithKline PLC, ADR(4)	4,163	(148,578)
Novartis AG, ADR(4)	9,227	(788,724)
Pfizer, Inc.	29,898	(1,083,205)
Roche Holding AG, ADR(4)	4,155	(168,527)
Royalty Pharma PLC, Class A(4)	4,718	(205,799)

		(7,062,111)

Real Estate Investment Trusts (80.2)%
American Assets Trust, Inc.	75,957	(2,464,045)
American Campus Communities, Inc.	237,328	(10,245,450)
American Homes 4 Rent, Class A	300,387	(10,014,903)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
American Tower Corp.	936	(223,760)
Brandywine Realty Trust	1,144,066	(14,769,892)
Camden Property Trust	122,818	(13,498,926)
Cousins Properties, Inc.	101,993	(3,605,453)
Douglas Emmett, Inc.	247,479	(7,770,841)
Duke Realty Corp.	111,294	(4,666,557)
EastGroup Properties, Inc.	50,471	(7,231,485)
Empire State Realty Trust, Inc., Class A	545,348	(6,069,723)
Essential Properties Realty Trust, Inc.	330,667	(7,549,128)
Four Corners Property Trust, Inc.	265,807	(7,283,112)
Franklin Street Properties Corp.	62,070	(338,281)
Healthcare Realty Trust, Inc.	363,788	(11,030,052)
Healthpeak Properties, Inc.	135,889	(4,313,117)
Hudson Pacific Properties, Inc.	73,334	(1,989,551)
Kite Realty Group Trust	553,430	(10,675,665)
LTC Properties, Inc.	228,866	(9,548,289)
MGM Growth Properties LLC, Class A	52,879	(1,724,913)
National Health Investors, Inc.	135,964	(9,827,478)
National Retail Properties, Inc.	239,309	(10,546,348)
Omega Healthcare Investors, Inc.	309,870	(11,350,538)
Park Hotels & Resorts, Inc.	94,698	(2,043,583)
Pebblebrook Hotel Trust	25,170	(611,379)
Physicians Realty Trust	20,513	(362,465)
Prologis, Inc.	95,563	(10,129,678)
Regency Centers Corp.	127,174	(7,212,038)
Retail Opportunity Investments Corp.	629,887	(9,996,307)
Retail Properties of America, Inc., Class A	963,413	(10,096,568)
Rexford Industrial Realty, Inc.	211,627	(10,666,001)
RLJ Lodging Trust	15,904	(246,194)
SL Green Realty Corp.	96,906	(6,782,451)
STORE Capital Corp.	457,024	(15,310,304)
Tanger Factory Outlet Centers, Inc.	41,850	(633,190)
Urban Edge Properties	464,431	(7,672,400)
Washington Real Estate Investment Trust	398,774	(8,812,905)

		(257,312,970)

Real Estate Management & Development (1.0)%
Opendoor Technologies, Inc.	152,263	(3,226,453)
Rafael Holdings, Inc., Class B	419	(16,726)

		(3,243,179)

Road & Rail (3.0)%
ArcBest Corp.	16,253	(1,143,724)
Canadian Pacific Railway Ltd.(4)	710	(269,296)
Covenant Logistics Group, Inc.	102,802	(2,116,693)
JB Hunt Transport Services, Inc.	388	(65,211)
Knight-Swift Transportation Holdings, Inc.	366	(17,601)
Landstar System, Inc.	2,100	(346,626)
Ryder System, Inc.	36,089	(2,730,133)
Schneider National, Inc., Class B	3,355	(83,774)
Uber Technologies, Inc.	51,299	(2,796,309)
US Xpress Enterprises, Inc., Class A	2,979	(35,003)

		(9,604,370)

Semiconductors & Semiconductor Equipment (9.8)%
Advanced Micro Devices, Inc.	69,247	(5,435,889)
Analog Devices, Inc.	39,128	(6,067,970)
QUALCOMM, Inc.	62,910	(8,341,237)
Skyworks Solutions, Inc.	33,413	(6,130,617)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	28,742	(5,431,951)

		(31,407,664)

Software (22.7)%
2U, Inc.	8,588	(328,319)
Anaplan, Inc.	4,290	(231,016)
Autodesk, Inc.	7,140	(1,978,851)
Bill.com Holdings, Inc.	14,266	(2,075,703)
Blackline, Inc.	2,144	(232,410)
C3.ai, Inc., Class A	54,503	(3,592,293)
Check Point Software Technologies Ltd.(4)	17,160	(1,921,405)
Citrix Systems, Inc.	100,753	(14,141,691)
Datadog, Inc., Class A	79,082	(6,590,694)
DocuSign, Inc.	1,468	(297,197)
Everbridge, Inc.	1,072	(129,905)
Fortinet, Inc.	2,097	(386,729)
fuboTV, Inc.	15,850	(350,602)
Intuit, Inc.	10,257	(3,929,046)
New Relic, Inc.	38,750	(2,382,350)
Oracle Corp.	5,924	(415,687)
PagerDuty, Inc.	8,390	(337,530)
Palantir Technologies, Inc., Class A	98,398	(2,291,689)
Qualys, Inc.	2,727	(285,735)
RingCentral, Inc., Class A	11,798	(3,514,388)
SailPoint Technologies Holdings, Inc.	8,114	(410,893)
salesforce.com, Inc.	23,692	(5,019,624)
SAP SE, ADR(4)	35,735	(4,387,901)
Trade Desk, Inc. (The), Class A	10,473	(6,824,835)
Unity Software, Inc.	33,854	(3,395,895)
VMware, Inc., Class A	25,490	(3,834,970)
Zoom Video Communications, Inc., Class A	3,019	(969,975)
Zscaler, Inc.	14,121	(2,424,152)

		(72,681,485)

Specialty Retail (0.6)%
Bed Bath & Beyond, Inc.	4,186	(122,022)
Best Buy Co., Inc.	8,757	(1,005,391)
Foot Locker, Inc.	4,186	(235,462)
O’Reilly Automotive, Inc.	695	(352,539)
Vroom, Inc.	4,289	(167,228)

		(1,882,642)

Technology Hardware, Storage & Peripherals (4.8)%
Apple, Inc.	84,978	(10,380,063)
HP, Inc.	83,880	(2,663,190)
NetApp, Inc.	16,364	(1,189,172)
Pure Storage, Inc., Class A	47,267	(1,018,131)

		(15,250,556)

Thrifts & Mortgage Finance (3.5)%
MGIC Investment Corp.	209,630	(2,903,375)
Radian Group, Inc.	123,703	(2,876,095)
UWM Holdings Corp.	355,639	(2,820,217)
WSFS Financial Corp.	54,530	(2,715,049)

		(11,314,736)

Trading Companies & Distributors (1.3)%
Fastenal Co.	66,430	(3,340,100)
MSC Industrial Direct Co., Inc., Class A	4,489	(404,863)
Watsco, Inc.	574	(149,671)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

Investments	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	617	(247,374)

		(4,142,008)

Wireless Telecommunication Services (1.0)%
T-Mobile U.S., Inc.	25,693	(3,219,076)

Total Common Stocks (Proceeds $976,951,351)		(1,014,696,076)

Exchange-Traded Funds (118.5)%
ARK Genomic Revolution ETF	298	(26,442)
ARK Innovation ETF	950	(113,952)
Communication Services Select Sector SPDR Fund	55,909	(4,099,248)
Consumer Discretionary Select Sector SPDR Fund	15,237	(2,560,883)
Consumer Staples Select Sector SPDR Fund	172,913	(11,811,687)
ETFMG Alternative Harvest ETF	16,748	(383,529)
ETFMG Prime Cyber Security ETF	80,966	(4,445,033)
Financial Select Sector SPDR Fund	110,587	(3,765,487)
Health Care Select Sector SPDR Fund	62,055	(7,244,301)
Industrial Select Sector SPDR Fund	43,791	(4,311,224)
Invesco KBW Bank ETF	188	(11,635)
Invesco QQQ Trust, Series 1	236,228	(75,387,442)
iShares China Large-Cap ETF	3,681	(171,755)
iShares Cohen & Steers REIT ETF	91,535	(5,291,638)
iShares Expanded Tech-Software Sector ETF	51,467	(17,571,863)
iShares Global Materials ETF	2,150	(186,555)
iShares MSCI Brazil ETF	8,578	(286,934)
iShares MSCI Emerging Markets ETF	54,941	(2,930,553)
iShares MSCI Eurozone ETF	102,065	(4,738,878)
iShares Nasdaq Biotechnology ETF	18,920	(2,848,595)
iShares Russell 2000 ETF	133,753	(29,551,388)
iShares S&P 500 Value ETF	361	(50,988)
iShares Transportation Average ETF	11,114	(2,863,300)
iShares U.S. Home Construction ETF	9,652	(655,033)
iShares U.S. Medical Devices ETF	1,911	(631,318)
iShares U.S. Real Estate ETF	148,820	(13,682,511)
iShares U.S. Technology ETF	221,288	(19,406,958)
Materials Select Sector SPDR Fund	8,171	(643,875)
SPDR Dow Jones Industrial Average ETF Trust	1,230	(406,121)
SPDR EURO STOXX 50 ETF	64,322	(2,862,972)
SPDR S&P 500 ETF Trust	224,708	(89,058,522)
SPDR S&P Biotech ETF	33,699	(4,571,269)
SPDR S&P Homebuilders ETF	6,869	(483,372)
SPDR S&P Metals & Mining ETF	2,952	(117,844)
SPDR S&P Retail ETF	13,027	(1,162,139)
SPDR S&P Semiconductor ETF	10,725	(1,960,315)
US Global Jets ETF	50,400	(1,356,264)
Utilities Select Sector SPDR Fund	33,275	(2,130,931)
VanEck Vectors Semiconductor ETF	61,549	(14,990,259)
Vanguard Consumer Discretionary ETF	7,546	(2,239,955)
Vanguard Real Estate ETF	469,675	(43,144,345)

Total Exchange-Traded Funds (Proceeds $366,145,099)		(380,157,313)

Total Securities Sold Short (Proceeds $1,343,096,450)		(1,394,853,389)

Total Investments, net of securities sold short (Cost $236,222,090) 78.2%		250,953,383
Other assets, less liabilities 21.8%		69,899,082

Net Assets 100.0%		$320,852,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	All or a portion of this security is on loan.
(2)	Non-income producing.
(3)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of March 31, 2021, is $1,090,735,874.
(4)	Foreign security.
(5)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2021

At March 31, 2021, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	9,584,000	11,293,271	4/30/21	$—	$(30,789)
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	7,953,000	10,955,388	4/30/21	19,042	—
Buy: INR / Sell: USD	State Street Bank & Trust Co.	Buy	329,700,000	4,508,101	4/30/21	—	(13,537)
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	4,112,000	4,387,572	4/30/21	—	(17,910)
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	412,000	483,038	4/30/21	1,117	—
Buy: USD / Sell: CHF	State Street Bank & Trust Co.	Sell	196,000	208,109	4/30/21	—	(173)
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	230,000	317,475	4/30/21	96	—
Buy: USD / Sell: INR	State Street Bank & Trust Co.	Sell	27,400,000	371,324	4/30/21	—	(2,201)
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	952,000	1,120,466	4/30/21	1,739	—
Buy: USD / Sell: CHF	State Street Bank & Trust Co.	Sell	1,206,000	1,281,091	4/30/21	—	(478)
Buy: USD / Sell: INR	State Street Bank & Trust Co.	Sell	302,300,000	4,096,484	4/30/21	—	(24,556)

Total Forward Currency Exchange Contracts						$21,994	$(89,644)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

March 31, 2021 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), a Bermuda-based reinsurance company, Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund. During the period ended March 31, 2021, the Fund did not incur any organization or offering costs.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

Security Transactions, Investment Income and Expenses

The Fund records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date, or when the Fund first learns of the ex-date dividend notification, and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

Offsetting of Amounts Related to Certain Contracts

Amounts due from and to brokers are presented on a gross basis, by counterparty, even if the Fund has the legal right to offset. The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation. Fair value amounts recognized for exchange traded future contracts executed with the same broker are presented on a gross basis even if the Fund has the legal right to offset. The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for net derivative positions executed with the same counterparty under the same master netting arrangement.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The deposit at broker for shorts on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for securities sold short.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange is closed for trading.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$1,613,534,088	$2,512,603	$5,541	$1,616,052,232
Exchange-Traded Funds	28,003,013	—	—	28,003,013
Warrants	1,751,527	—	—	1,751,527

Total Investments in Securities	$1,643,288,628	$2,512,603	$5,541	$1,645,806,772
Derivative Contracts:
Forward Exchange Contracts(2)	—	21,994	—	21,994

Total	$1,643,288,628	$2,534,597	$5,541	$1,645,828,766

Liabilities:
Securities Sold Short:
Common Stocks(1)	$(1,014,696,076)	$—	$—	$(1,014,696,076)
Exchange-Traded Funds	(380,157,313)	—	—	(380,157,313)

Total Securities Sold Short	$(1,394,853,389)	$—	$—	$(1,394,853,389)

Derivative Contracts:
Forward Exchange Contracts(2)	$—	$(89,644)	$—	$(89,644)

Total	$(1,394,853,389)	$(89,644)	$—	$(1,394,943,033)

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The average notional value of forward currency exchange contracts purchased and sold for the period ended March 31, 2021 was 130,778,693 and 135,105,623, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued using indicative broker quotations and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (such as money market funds and mutual funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for investment purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Fund paid the Adviser a monthly management fee at the annual rate of 1.50%. The management fee was applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). In addition, the Fund paid the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement effective September 1, 2019, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

The Adviser in addition agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the loans outstanding are included in the NAV of the Fund. See Note 5 below.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans have a stated maturity date of May 2, 2022, with the interest accrued at the London Interbank Offered Rate (“LIBOR”) plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2021 through March 31, 2021.

As of March 31, 2021, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount equal to the lesser of (i) U.S. $1,500,000,000, (ii) 60% of Lender’s Net Asset Value and that of Weiss Insurance Partners (Cayman) Ltd. (as determined by Lender with respect to each Loan related to a Borrowing Request) and (iii) the amount that the Borrower is permitted to borrow in accordance with its organizational documents.

	$298,339,134 (principal) and $563,208 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the fiscal period ended March 31, 2021, the Fund made no additional loans to the sole shareholder.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder. A decision by the sole shareholder to withdraw capital from the Fund could have a material negative impact on the Fund.

8. Securities Lending

The Fund participates in State Street’s enhanced custody program. Through this program, State Street is capable of facilitating the Fund’s short selling activity and reducing its cost of such activity. The Fund participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions. The Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. At March 31, 2021, the Fund had securities on loan with a total value of $441,122,607.

9. Subsequent Events

The Fund has evaluated subsequent events through May 21, 2021, the date the form N-PORT was filed and has determined that no items received recognition or disclosure.